Income Taxes (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2018	Dec. 31, 2017	Aug. 31, 2017	Aug. 31, 2016
Reconciliation of Income Tax Provision (Recovery) [Abstract]
Income tax provision (recovery) at combined Canadian federal and provincial statutory tax rate (27%)		$ (1,775)		$ 2,014	$ 4,499
Increase (decrease) due to [Abstract]
Foreign income/loss taxed at different rates		452		(900)	(1,025)
Non-deductible loss (non-taxable income)		(69)		(245)	5
Non-deductible expenses		1,285		981	411
Change in tax rates		167		(10)	0
Effect of the US tax reform		1,528		0	0
Foreign exchange effect of translation of foreign subsidiaries in the functional currency		(16)		176	566
Recognition of previously unrecognized deferred income tax assets		(560)		0	0
Utilization of previously unrecognized deferred income tax assets		(627)		(46)	0
Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses		6,100		4,659	3,702
Other		(807)		(21)	(394)
Income tax provision for the year		$ 5,678		$ 6,608	$ 7,764
Canada [Member]
Applicable Tax Rate [Abstract]
Statutory tax rate		27.00%		27.00%	27.00%
US [Member]
Applicable Tax Rate [Abstract]
Statutory tax rate			35.00%
Change In Tax Rates Enacted [Member] | US [Member]
Applicable Tax Rate [Abstract]
Statutory tax rate	21.00%